4. Stock Warrants - Stock Warrants Outstanding and Exercisable (Details) - Quarterly (Quarterly Member, USD $)	Mar. 31, 2014
Price Per Share	$ 0.4
Warrants Outstanding Price 1
Price Per Share	$ 0.001
Shares Under Warrants	4,050,000
Remaining Life in Years	3
Warrants Outstanding Price 2
Price Per Share	$ 0.4
Shares Under Warrants	4,750,000
Remaining Life in Years	3
Warrants Exercisable Price 1
Price Per Share	$ 0.001
Shares Under Warrants	4,050,000
Remaining Life in Years	3
Warrants Exercisable Price 2
Price Per Share	$ 0.4
Shares Under Warrants	4,750,000
Remaining Life in Years	3